SHORT TERM NOTES AND CONVERTIBLE DEBT (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		9 Months Ended
	Aug. 14, 2024	Mar. 06, 2024	Jan. 29, 2024	Nov. 30, 2023	Sep. 30, 2023	May 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Convertible notes payable outstanding							$ 0		$ 0		$ 0
Amortization of debt discounts							60,226
Deferred financing costs							60,226		60,226
Loss on exchange of debt							$ 6,585	$ (0)	1,073,317	$ (0)
Repayment of notes payable									300,973	$ (0)
Exchange Agreements [Member] | Accredited Investors [Member]
Debt Instrument [Line Items]
Debt converted, shares issued			644,142
Debt converted, amount converted			$ 1,519,779
Senior notes, balance			1,145,037
Loss on exchange of debt			$ 1,066,732
Senior Notes [Member]
Debt Instrument [Line Items]
Diligence and legal costs									361,675
Issuance of debt discount									$ 320,561
May 2023 Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount						$ 1,437,500
Maturity date						May 16, 2024
Proceeds from secured notes payable						$ 1,250,000
Original issue discount, percentage						15.00%
Senior Notes Payable [Member]
Debt Instrument [Line Items]
Annual rate percentage						8.00%
September 2023 Notes [Member]
Debt Instrument [Line Items]
Maturity date					Sep. 01, 2024
Original issue discount, percentage					15.00%			15.00%		15.00%
Annual rate percentage					8.00%			8.00%		8.00%
Unsecured senior notes					$ 862,500			$ 862,500		$ 862,500
Cash proceeds					$ 750,000
September 2023 Notes [Member] | Exchange Agreement [Member]
Debt Instrument [Line Items]
Senior notes, balance	$ 0
Loss on exchange of debt	$ 6,585
September 2023 Notes [Member] | Exchange Agreement [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Debt converted, shares issued	930
Debt converted, amount converted	$ 930,052
November 2023 Notes [Member]
Debt Instrument [Line Items]
Maturity date				Apr. 19, 2024
Original issue discount, percentage				15.00%
Annual rate percentage				8.00%
Unsecured senior notes				$ 294,118
Cash proceeds				$ 250,000
Repayment of notes payable		$ 300,973
Senior Notes [Member]
Debt Instrument [Line Items]
Amortization of debt discounts		111,928
Senior notes, balance		$ 898,380